Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Summary of Class of Reserves
The following table highlights the classes of reserves included in the Corporation’s equity as at December 31, 2019 and December 31, 2018 and the movements in the related reserves balances for the year ended December 31, 2019 and the year ended December 31, 2018:

In thousands of U.S. Dollars	Acquisition reserve	Warrants	Equity	Treasury	Cumulative translation	Financial assets at FVOCI	Cash flow hedging	Other	Total
Balance – January 1, 2018	—	14,688	36,865	(29,542)	(120,694)	168	(33,983)	(9,629)	(142,127)
Cumulative translation adjustments	—	—	—	—	(93,350)	—	—	—	(93,350)
Stock-based compensation	—	—	12,806	—	—	—	—	—	12,806
Exercise of stock options and settlement of equity awards	—	—	(6,982)	—	—	—	—	—	(6,982)
Re-allocation from warrants reserve to share capital for exercised warrants	—	(14,688)	—	—	—	—	—	—	(14,688)
Reclassified to net earnings	—	—	—	—	—	(311)	(45,271)	—	(45,582)
Unrealized (losses) gains	—	—	—	—	—	(339)	41,201	—	40,862
Deferred taxes	—	—	—	—	—	53	—	—	53
Reversal of deferred tax on stock-based compensation	—	—	(359)	—	—	—	—	—	(359)
Reversal of impairment of financial instruments at FVOCI	—	—	—	—	—	(84)	—	—	(84)
Further acquisition of subsidiary	(220,023)	—	—	—	—	—	—	(155)	(220,178)
Balance – December 31, 2018	(220,023)	—	42,330	(29,542)	(214,044)	(513)	(38,053)	(9,784)	(469,629)
Cumulative translation adjustments	—	—	—	—	131,286	—	—	—	131,286
Stock-based compensation	—	—	18,842	—	—	—	—	—	18,842
Exercise of stock options and settlement of equity awards	—	—	(4,543)	—	—	—	—	—	(4,543)
Reclassified to net earnings (loss)	—	—	—	—	—	(58)	(34,916)	—	(34,974)
Unrealized gains	—	—	—	—	—	1,155	14,450	—	15,605
Obligation to acquire non-controlling interest in BetEasy	(105,855)	—	—	—	—	—	—	—	(105,855)
Deferred taxes	—	—	—	—	26,089	(166)	—	—	25,923
Impairment of financial instruments at FVOCI	—	—	—	—	—	62	—	—	62
Balance – December 31, 2019	(325,878)	—	56,629	(29,542)	(56,669)	480	(58,519)	(9,784)	(423,283)

Schedule of Outstanding Stock Options
The following table provides information about outstanding stock options issued under the Plans:

	As at December 31, 2019		As at December 31, 2018
Exercise price	Number of options	Weighted average exercise price CDN$	Number of options	Weighted average exercise price CDN$
Beginning balance	4,741,930	26.49	6,875,616	25.24
Issued	12,500	22.25	—	—
Exercised	(726,300)	22.18	(1,731,761)	23.23
Forfeited	(931,073)	27.77	(401,925)	19.17
Ending balance	3,097,057	27.05	4,741,930	26.49

Summary of Exercisable Options Per Stock Option
A summary of exercisable options per stock option grant under the Plans is as follows:

	Outstanding options		Exercisable options
Exercise price CDN$	Number of options	Weighted average outstanding maturity period (years)	Number of options	Weighted average outstanding maturity period (years)
0.01 to 8.00	2,000	0.02	2,000	0.02
8.01 to 16.00	40,000	3.03	30,000	3.03
16.01 to 24.00	968,300	2.49	932,500	2.43
24.01 to 32.00	1,364,605	1.88	1,364,605	1.88
32.01 to 40.00	722,152	1.20	722,152	1.20
	3,097,057	2.18	3,051,257	2.15

Schedule of Outstanding Other Equity Instruments Issued
The following table provides information about outstanding PSUs issued by the Corporation under the 2015 Equity Incentive Plan. The issued and outstanding PSUs below include certain grants for which the Corporation may issue additional PSUs ranging from 0% - 100% of target units based upon the achievement of market vesting conditions. The performance and market vesting conditions associated with the PSU’s are based on Adjusted EBITDA, revenue, and the Corporation’s share price targets or a combination thereof.

	2019 No. of units	Weighted average fair value	2018 No. of units	Weighted average fair value
Balance as at January 1	936,134	$30.81	418,188	$22.47
Issued	2,687,550	$24.15	552,874	$36.77
Vested and settled	—	$—	—	$—
Forfeited	(101,570)	$31.44	(34,928)	$25.30
Balance as at December 31	3,522,114	$25.71	936,134	$30.81
The following table provides information about outstanding DSUs issued by the Corporation under the 2015 Equity Incentive Plan.

	2019 No. of units	Weighted average fair value	2018 No. of units	Weighted average fair value
Balance as at January 1	201,255	$26.37	92,703	$22.65
Issued	90,446	$23.68	133,383	$29.54
Vested and settled	—	$—	(24,831)	$29.55
Forfeited	—	$—	—	$—
Balance as at December 31	291,701	$25.53	201,255	$26.37
The following table provides information about outstanding RSUs issued by the Corporation under the 2015 Equity Incentive Plan.

	2019 No. of units	Weighted average fair value	2018 No. of units	Weighted average fair value
Balance as at January 1	220,200	$29.72	141,064	$22.46
Issued	697,498	$24.18	123,833	$31.92
Vested and settled	(93,225)	$28.72	(35,268)	$22.47
Forfeited	(46,002)	$30.22	(9,429)	$22.58
Balance as at December 31	778,471	$25.42	220,200	$29.72